STOCK-BASED COMPENSATION - Stock Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of Options
Outstanding at beginning of year (in shares) | shares	110
Granted (in shares) | shares	0
Outstanding at end of year (in shares) | shares	110
Exercisable at end of year (in shares) | shares	20
Weighted-Average Exercise Price
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 20.83
Granted (in dollars per share) | $ / shares	0
Outstanding at end of year (in dollars per share) | $ / shares	20.83
Exercisable at end of year (in dollars per share) | $ / shares	$ 22.59
Weighted- Average Remaining Contractual Life (years)
Outstanding at end of year (in years)	7 years 1 month 6 days
Exercisable at end of year (in years)	2 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at end of year | $	$ 0.0
Exercisable at end of year | $	$ 0.0